Employee Benefit Plans Summary of ARX employee stock option plans (Details) - Employee Stock Option - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	16,067	22,550	24,995	24,995
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 588.15	$ 564.60	$ 526.46	$ 526.46
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(6,483)	(2,445)	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 506.26	$ 174.65	$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	13,967	17,950	16,995
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 562.17	$ 517.75	$ 438.77
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 6.2	$ 2.9
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	2,100	4,600	8,000	12,000
Share-based Compensation Arrangement by Share-based Payment Award, Option, Nonvested, Weighted Average Exercise Price	$ 760.93	$ 747.45	$ 712.74	$ 677.81
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	(2,500)	(3,400)	(4,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value	$ 736.12	$ 665.79	$ 607.95
Unrecognized compensation cost related to unvested equity awards	$ 0.2	$ 0.7	$ 1.6
Period of recognition of compensation expense related to unvested equity awards	6 months 10 days	1 year 5 days	1 year 4 months 10 days